Equipment On Operating Leases	12 Months Ended
Dec. 31, 2012
Equipment On Operating Leases
E.	EQUIPMENT ON OPERATING LEASES

A summary of equipment on operating leases for Truck, Parts and Other and for the Financial Services segment is as follows:

	TRUCK, PARTS AND OTHER		FINANCIAL SERVICES
At December 31,	2012	2011	2012	2011
Equipment on operating leases	$1,183.7	$939.0	$2,778.2	$2,373.2
Less allowance for depreciation	(325.8)	(259.9)	(747.4)	(662.5)

	$857.9	$679.1	$2,030.8	$1,710.7

Annual minimum lease payments due on Financial Services operating leases beginning January 1, 2013 are $473.6, $337.0, $214.9, $105.7, $35.9 and $4.9 thereafter.

When the equipment is sold subject to an RVG, the full sales price is received from the customer. A liability is established for the residual value obligation with the remainder of the proceeds recorded as deferred lease revenue. These amounts are summarized below:

	TRUCK, PARTS AND OTHER
At December 31,	2012	2011
Residual value guarantees	$496.3	$392.0
Deferred lease revenues	407.2	320.0

	$903.5	$712.0

The deferred lease revenue is amortized on a straight-line basis over the RVG contract period. At December 31, 2012, the annual amortization of deferred revenues beginning January 1, 2013 is $99.1, $105.9, $99.3, $60.8, $31.8 and $10.3 thereafter. Annual maturities of the RVGs beginning January 1, 2013 are $120.8, $129.2, $121.0, $74.1, $38.7 and $12.5 thereafter.